ACCURUED EXPENSES	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
ACCURUED EXPENSES
NOTE 4:-	ACCURUED EXPENSES

	December 31,
	2022	2021

Directors’ fees	$33	$46
Manufacturing expenses	168	13
Advisors and legal expenses	155	139

	$356	$198